UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                            May 14, 2004
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     131
                                        ----------------
Form 13F Information Table Value Total:     $2,329,404
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                          Jensen Investment Management
                                 March 31, 2004

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                   Common   88579Y101        112,985   1,380,056    Sole          NONE       1,380,056
Abbott Laboratories                     Common   002824100         93,335   2,270,935    Sole          NONE       2,270,935
Adobe Systems Inc                       Common   00724F101          1,072      27,286    Sole          NONE          27,286
Albertsons Inc                          Common   013104104             59       2,642    Sole          NONE           2,642
Alltel Corp                             Common   020039103            204       4,090    Sole          NONE           4,090
American Electric Power Co              Common   025537101             16         500    Sole          NONE             500
American Internationl Group             Common   026874107            131       1,843    Sole          NONE           1,843
American Power Conversion               Common   029066107            236      10,285    Sole          NONE          10,285
Amgen Inc                               Common   031162100             52         900    Sole          NONE             900
Anheuser-Busch Companies Inc            Common   035229103             31         600    Sole          NONE             600
Associates First Cap Corp               Common   046008207              0       7,600    Sole          NONE           7,600
Automatic Data Processing               Common   053015103         92,391   2,199,795    Sole          NONE       2,199,795
BMC Software                            Common   055921100              1          75    Sole          NONE              75
Bellsouth Corp                          Common   079860102             28       1,024    Sole          NONE           1,024
Biomet Inc                              Common   090613100             19         505    Sole          NONE             505
Block H & R Inc                         Common   093671105             50         976    Sole          NONE             976
Boeing Co                               Common   097023105              7         165    Sole          NONE             165
Botswana Rst Ltd ADR                    Common   101349207              0           4    Sole          NONE               4
Breakwater Res Ltd  British Columbia    Common   106902307              0          50    Sole          NONE              50
Bristol-Myers Squibb                    Common   110122108          1,062      43,812    Sole          NONE          43,812
Brown Forman Corp Cl B                  Common   115637209             86       1,800    Sole          NONE           1,800
Certegy Inc                             Common   156880106            484      13,825    Sole          NONE          13,825
Check Point Software                    Common   M22465104             20         900    Sole          NONE             900
ChevronTexaco Corp                      Common   166764100             53         600    Sole          NONE             600
Chiron Corp                             Common   170040109             40         900    Sole          NONE             900
ChoicePoint Inc                         Common   170388102             11         300    Sole          NONE             300
Cisco Systems Inc                       Common   17275R102             29       1,240    Sole          NONE           1,240
Clorox Co                               Common   189054109         86,118   1,760,753    Sole          NONE       1,760,753
Coca-Cola Co                            Common   191216100         88,280   1,755,060    Sole          NONE       1,755,060
Colgate-Palmolive Co                    Common   194162103         78,970   1,433,210    Sole          NONE       1,433,210
Commodore Applied Technologies Inc      Common   202630109              0         100    Sole          NONE             100
Conagra Foods Inc                       Common   205887102             32       1,200    Sole          NONE           1,200
Consolidated Edison Inc                 Common   209115104            324       7,343    Sole          NONE           7,343
Costco Wholesale Corp                   Common   22160K105              4         100    Sole          NONE             100
DNP Select Income Fd Inc                Common   23325P104             57       5,000    Sole          NONE           5,000
Del Monte Foods Co                      Common   24522P103             27       2,442    Sole          NONE           2,442
Dell, Inc                               Common   24702R101             67       2,000    Sole          NONE           2,000
Dionex Corp                             Common   254546104         41,543     787,251    Sole          NONE         787,251
EMC Corp                                Common   268648102             13         975    Sole          NONE             975
Edison Intl                             Common   281020107             19         800    Sole          NONE             800
Elan PLC ADR                            Common   284131208              6         300    Sole          NONE             300
Electronic Data Sys Corp                Common   285661104              6         300    Sole          NONE             300
Emerson Electric Co                     Common   291011104        104,783   1,748,708    Sole          NONE       1,748,708
Equifax Inc                             Common   294429105         90,079   3,488,719    Sole          NONE       3,488,719
Escrow Bonneville Pacific Corp          Common   098904998              0       1,091    Sole          NONE           1,091
Exxon Mobil Corp                        Common   30231G102            283       6,800    Sole          NONE           6,800
Fannie Mae                              Common   313586109         87,882   1,182,003    Sole          NONE       1,182,003
Fifth Third Bancorp                     Common   316773100             12         225    Sole          NONE             225

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------

Freddie Mac                             Common   313400301            100       1,700    Sole          NONE           1,700
GAP Inc                                 Common   364760108             20         927    Sole          NONE             927
Gannett Company                         Common   364730101        108,040   1,225,778    Sole          NONE       1,225,778
Genentech Inc                           Common   368710406             16         150    Sole          NONE             150
General Electric Co                     Common   369604103        115,393   3,780,905    Sole          NONE       3,780,905
Genuine Parts                           Common   372460105            408      12,474    Sole          NONE          12,474
Glaxosmithkline PLC Spons ADR           Common   37733W105            513      12,843    Sole          NONE          12,843
Heinz H J Co                            Common   423074103            345       9,242    Sole          NONE           9,242
Intel Corp                              Common   458140100          1,510      55,510    Sole          NONE          55,510
Interface Inc_Cl A                      Common   458665106              2         300    Sole          NONE             300
International Business Machines Corp    Common   459200101            235       2,554    Sole          NONE           2,554
J P Morgan Chase & Co                   Common   46625H100             29         700    Sole          NONE             700
Johnson & Johnson                       Common   478160104         86,629   1,707,987    Sole          NONE       1,707,987
Kellogg Co                              Common   487836108             16         400    Sole          NONE             400
Krispy Kreme Doughnuts                  Common   501014104              3         100    Sole          NONE             100
Kroger Co                               Common   501044101             33       2,000    Sole          NONE           2,000
Lee Enterprises Inc                     Common   523768109             41         900    Sole          NONE             900
MBNA Corp                               Common   55262L100        119,960   4,341,675    Sole          NONE       4,341,675
Marsh & Mclennan Companies Inc          Common   571748102             17         364    Sole          NONE             364
Mattel Inc                              Common   577081102              6         340    Sole          NONE             340
McDonald's Corp                         Common   580135101            236       8,257    Sole          NONE           8,257
McGraw Hill Companies Inc               Common   580645109         73,635     967,095    Sole          NONE         967,095
Medco Health Solutions                  Common   58405U102              7         192    Sole          NONE             192
Medtronic Inc                           Common   585055106         87,317   1,828,622    Sole          NONE       1,828,622
Merck & Company                         Common   589331107         62,878   1,422,911    Sole          NONE       1,422,911
Microsoft Corp                          Common   594918104            922      36,990    Sole          NONE          36,990
Morgan Stanley                          Common   617446448             22         391    Sole          NONE             391
Mylan Laboratories Inc                  Common   628530107            291      12,824    Sole          NONE          12,824
Nestle SA ADR                           Common   641069406            381       6,000    Sole          NONE           6,000
New York Times Co Cl A                  Common   650111107              4         100    Sole          NONE             100
Nike Inc Cl B                           Common   654106103            698       8,959    Sole          NONE           8,959
Nordson Corp                            Common   655663102            187       5,000    Sole          NONE           5,000
Ocean Pwr Corp - Restricted             Common   674869995              0      10,000    Sole          NONE          10,000
Omnicom Group Inc                       Common   681919106        117,383   1,462,720    Sole          NONE       1,462,720
Patterson Dental Co                     Common   703412106         73,889   1,078,350    Sole          NONE       1,078,350
Paychex Inc                             Common   704326107         73,913   2,076,205    Sole          NONE       2,076,205
Pepsico Inc                             Common   713448108         76,913   1,428,277    Sole          NONE       1,428,277
Pfizer Inc                              Common   717081103        115,393   3,292,248    Sole          NONE       3,292,248
Piper Jaffray                           Common   724078100              9         174    Sole          NONE             174
Plum Creek Timber Co                    Common   729251108             32       1,000    Sole          NONE           1,000
Procter & Gamble Co                     Common   742718109         99,104     944,926    Sole          NONE         944,926
Public Svc Enterprise Group Inc         Common   744573106             74       1,566    Sole          NONE           1,566
Putnam Premier Income Trust Shrs        Common   746853100             20       3,000    Sole          NONE           3,000
Qualcomm Inc                            Common   747525103            167       2,520    Sole          NONE           2,520
Qwest Communications Intl Inc           Common   749121109              2         394    Sole          NONE             394
Reliance Steel And Aluminum Co          Common   759509102            123       3,500    Sole          NONE           3,500
Reynolds RJ Tob Hldgs Inc               Common   76182K105             26         427    Sole          NONE             427
Royal Dutch Pete Co NY Registry Sh Par  Common   780257804            228       4,800    Sole          NONE           4,800

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------

SBC Communications Inc                  Common   78387G103             44       1,805    Sole          NONE           1,805
Sara Lee Corp                           Common   803111103            118       5,400    Sole          NONE           5,400
Schering-Plough Corp                    Common   806605101              8         500    Sole          NONE             500
Schlumberger Ltd                        Common   806857108             26         400    Sole          NONE             400
Singer Co N V                           Common   82930F208              0         198    Sole          NONE             198
Smucker J M Co                          Common   832696405              1          16    Sole          NONE              16
Southern Co                             Common   842587107             19         628    Sole          NONE             628
Stancorp Finl Group                     Common   852891100             18         270    Sole          NONE             270
Starbucks Corp                          Common   855244109            156       4,125    Sole          NONE           4,125
State Street Corp                       Common   857477103         93,546   1,794,476    Sole          NONE       1,794,476
Stryker Corp                            Common   863667101        132,801   1,500,071    Sole          NONE       1,500,071
Supergen Inc                            Common   868059106             32       2,500    Sole          NONE           2,500
Techne Corp                             Common   878377100             24         600    Sole          NONE             600
Time Warner Inc                         Common   887317105             16         950    Sole          NONE             950
Transamerica Income Shares              Common   893506105             37       1,500    Sole          NONE           1,500
US Bancorp                              Common   902973304            544      19,680    Sole          NONE          19,680
Union Pacific Corp                      Common   907818108             15         250    Sole          NONE             250
United Parcel Svc Cl B                  Common   911312106              8         120    Sole          NONE             120
Universal Access Global Holdings Inc    Common   91336M204              0         100    Sole          NONE             100
Varian Inc                              Common   922206107             20         500    Sole          NONE             500
Verizon Communications                  Common   92343V104             84       2,290    Sole          NONE           2,290
Vodafone Group PLC                      Common   92857W100             52       2,160    Sole          NONE           2,160
WD 40 Co                                Common   929236107            280       7,993    Sole          NONE           7,993
WPS Resources Corp                      Common   92931B106             18         369    Sole          NONE             369
Wal Mart Stores Inc                     Common   931142103            131       2,200    Sole          NONE           2,200
Walgreen Company                        Common   931422109            681      20,660    Sole          NONE          20,660
Washington Mutual Inc                   Common   939322103             80       1,875    Sole          NONE           1,875
Wells Fargo & Co                        Common   949746101             30         538    Sole          NONE             538
Weyerhaeuser Co                         Common   962166104            149       2,268    Sole          NONE           2,268
Wilmington Trust Corp                   Common   971807102            507      13,580    Sole          NONE          13,580
Wrigley Wm Jr Co                        Common   982526105            438       7,406    Sole          NONE           7,406
Wyeth                                   Common   983024100            449      11,949    Sole          NONE          11,949
XATA Corp                               Common   983882309              6       1,000    Sole          NONE           1,000
Xilinx Inc                              Common   983919101             27         700    Sole          NONE             700
Zebra Technologies                      Common   989207105            956      13,776    Sole          NONE          13,776

                                                                2,329,404